UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05037

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2016

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2016

Advised by NorthCoast Asset Management, LLC

WWW.NORTHCOASTAM.COM
(800) 558-9105

TABLE OF CONTENTS

A Message to Our Shareholders	1

Sector Allocation	5

Expense Example	5

Schedule of Investments	8

Statement of Assets and Liabilities	14

Statement of Operations	15

Statements of Changes in Net Assets	16

Financial Highlights	17

Notes to Financial Statements	18

Approval of Investment Advisory Agreement	26

Additional Information	30

Privacy Notice	32

CAN SLIM® SELECT GROWTH FUND

Dear Fellow Investor,

CANGX
NorthCoast Asset Management, Advisor
Semi-Annual Report, September, 2016

“The big picture doesn’t just come from distance; it also comes from time.”
– Simon Sinek

An exciting accomplishment was achieved over the most recent quarter ended September 30, 2016.  The CAN SLIM® Select Growth Fund (CANGX or the “Fund”) earned a #1 ranking versus its Morningstar peer group consisting of 102 funds, within the Allocation – 85%+ Equity category, for its performance over the recent ten-year period as of September 30, 2016.  We are reminded why we do this and why we love this Fund that we manage for our clients. CANGX tackles today’s toughest investment challenges with research, common sense, and a belief that discipline and data will outperform intuition over time. The CAN SLIM® Select Growth Fund in particular attempts to balance the need for growth with the desire to avoid bad bear markets. It is tactical – using stocks to grow in bull markets and cash to hedge when bear market risk rises. This methodology is distinct and certainly valuable in our opinion. It also may lend itself to short-term pockets of underperformance against more conventional investment options. Anything can work for a year or two and the data on this point is quite clear. But seeking outperformance through a full investment cycle is what this business and serving clients is about, and we are proud when we see that #1 rank.

Throughout the volatility and uncertainty of the past two quarters, the Fund transitioned from a moderate outlook at the beginning of Q2 2016 to a bullish stance as the year went on and stayed moderately invested as the four dimensions from which we assess market outlook (Technical, Sentiment, Macroeconomic, and Valuation) continued to display positive signals as a whole.

The Fund entered Q2 2016 approximately 56% invested and reached an equity exposure high of 98% in both early July and early September seeking to take advantage of the short-term declines by entering new

CAN SLIM® SELECT GROWTH FUND

positions. The Fund remained between 90%-95% invested through much of September.

The cash and equivalent allocation averaged 14.0% over the six-month period ending September 30, 2016, with fixed income averaging 6.2% and reaching a high exposure of 40.0% in early April as market indicators were modestly negative. The cash position and active sector allocation provided a slight detraction on overall performance versus the S&P 500 Index benchmark, with the Fund advancing 3.19% during the period against a 6.40% move of the S&P 500 Index.

Versus the S&P 500, the Fund was overweight Industrials and Materials and underweight Information Technology and Financials. These active sector allocations turned out to be net negative and created a 1.02% underperformance. Stock picking was strong in Consumer Discretionary and Telecommunication Services while it was negative in Health Care and Industrials. Overall stock selection contributed negatively to the Fund, -1.30%. The cash and equivalent allocation had an impact of -0.91% on the relative Fund performance.

Among the holdings, Thor Industries (THO), Barrick Gold (ABX), and HP (HPQ) were the biggest positive contributors during the time period, each producing healthy gains. However, a few stocks experienced larger breakdowns due to earnings reports and changes in firm outlook. First Solar (FSLR), GEO Group (GEO), and Myriad Genetics (MYGN) were the biggest drags on Fund performance.

As we head into the homestretch of the year, our attention now turns to Q4 2016 earnings season with continued emphasis on central bank strategists in Europe and economic developments in Japan, China, and emerging markets. Short-term volatility is inevitable and news headlines will create concern. The data continues to show an opportunity to make money in this environment, but with caution. Our market stance remains bullish, and the Fund begins the fourth quarter of 2016 at 91% invested.

We continue to monitor our metrics and factors daily. If and when the data warrants a change, we will adjust our exposure accordingly.

CAN SLIM® SELECT GROWTH FUND

Thank you for your business.  It is a privilege to serve shareholders as the adviser to the Fund and we look forward to a bright future together.

Sincerely,

Patrick Jamin
NorthCoast Asset Management, LLC

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Past performance is no guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible.  The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in micro-, small-and medium-capitalization companies, which involve additional risks such as limited liquidity and great price volatility than large-capitalization companies. The Fund will experience portfolio turnover, which may result in adverse tax consequences to the Fund’s shareholders.  Because the Fund can invest in other investment companies your cost of investing in the Fund will be higher than your cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. Because the Fund invests in Exchange-Traded Funds (“ETFs”), it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sell its shares.

Investment performance reflects fee waivers. In the absence of fee waivers, total returns would be reduced.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Morningstar category (Allocation – 85%+ Equity) is defined as the following: Funds in allocation categories seek to provide both income and capital appreciation by investing in multiple asset classes, including stocks, bonds, and cash.

CAN SLIM® SELECT GROWTH FUND

The IBD 85 Index is published in Investors Business Daily and measures the performance of the top 15% of the stocks in the market based on high earnings growth and high relative price strength.

You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of holdings, please refer to the Schedule of Investments in this report.  Current and future holdings are subject to risk.

Must be preceded or accompanied by a current prospectus.

The Fund is distributed by Quasar Distributors, LLC.

Morningstar Numeric Rankings represent a fund’s total return relative to all funds that have the same Morningstar Category. Morningstar Proprietary Ratings reflect risk-adjusted performance as of 9/30/2016.

Morningstar Category:	10-Year Rating: 5-star	5-Year Rating: 2-star
Allocation – 85%+	10-Year Ranking: 1	5-Year Ranking: 120
Equity as of 9/30/2016	# of Funds: 102	# of Funds: 134

Morningstar Category:	3-Year Rating: 3-star	1-Year Rating: N/A
Allocation – 85%+	3-Year Ranking: 67	1-Year Ranking: 166
Equity as of 9/30/2016	# of Funds: 150	# of Funds: 178

CANGX Overall Rating: 4-star out of 150 funds.

© 2016 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. For each fund with at least a three year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar risk-adjusted return measure that accounts for variation in a fund’s monthly performance placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in distribution percentage.

CAN SLIM® SELECT GROWTH FUND

SECTOR ALLOCATION
AT SEPTEMBER 30, 2016 (UNAUDITED)

*	Cash equivalents, exchange-traded funds and assets in excess of other liabilities.

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) redemption fees and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/16 – 9/30/16).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment

CAN SLIM® SELECT GROWTH FUND

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED) (CONTINUED)

orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, the Fund’s transfer agent currently charges a $15.00 fee. You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem your shares 30 days after you purchase them. An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example below. The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, custody fees and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in

CAN SLIM® SELECT GROWTH FUND

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED) (CONTINUED)

comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	4/1/16	9/30/16	4/1/16 – 9/30/16*
Actual	$1,000.00	$1,031.90	$7.08
Hypothetical
(5% return
before expenses)	$1,000.00	$1,018.10	$7.03

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.39% (reflecting fee waivers in effect) multiplied by the average account value of the period multiplied by 183/365 (to reflect the one-half year period).

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2016 (UNAUDITED)

Shares		Value

COMMON STOCKS: 89.3%

Accommodation & Food Services: 1.0%
11,534	Wyndham Worldwide Corp.	$776,584

Administrative & Support Services: 1.1%
26,511	Premier, Inc.*	857,366

Air Transportation: 2.5%
60,240	Controladora Vuela Compania de
	Aviacion SAB de CV - ADR*	1,047,573
17,298	Hawaiian Holdings, Inc.*	840,683
		1,888,256

Apparel Manufacturing: 1.0%
15,391	Michael Kors Holdings Ltd.*	720,145

Auto Components: 1.2%
9,406	Cooper-Standard Holding, Inc.*	929,313

Beverage & Tobacco Products: 3.3%
13,051	Altria Group, Inc.	825,215
8,163	PepsiCo, Inc.	887,889
7,855	Philip Morris International, Inc.	763,663
		2,476,767

Chemical Manufacturing: 6.6%
9,115	Gilead Sciences, Inc.	721,179
7,201	IDEXX Laboratories, Inc.*	811,769
16,093	Novo Nordisk A/S - ADR	669,308
3,747	The Sherwin-Williams Co.	1,036,645
17,743	Trinseo SA	1,003,544
10,373	W.R. Grace & Co.	765,527
		5,007,972

Clothing & Clothing Accessories Stores: 1.0%
9,113	The Children’s Place, Inc.	727,855

Communications Equipment: 1.3%
14,374	QUALCOMM, Inc.	984,619

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2016 (UNAUDITED) (CONTINUED)

Shares		Value

COMMON STOCKS: 89.3% (Continued)

Computer & Electronic Products: 8.0%
21,008	Agilent Technologies, Inc.	$989,267
25,657	Applied Materials, Inc.	773,558
118,358	HP, Inc.	1,838,100
10,162	InterDigital, Inc.	804,830
27,528	NCR Corp.*	886,126
5,375	Raytheon Co.	731,699
		6,023,580

Construction: 1.0%
457	NVR, Inc.*	749,421

Consumer Products Manufacturing: 2.0%
11,886	Kimberly-Clark Corp.	1,499,300

Credit Intermediation: 3.0%
49,669	Bank of America Corp.	777,320
17,588	Chemical Financial Corp.	776,159
4,906	Credicorp Ltd.	746,791
		2,300,270

Data Processing & Hosting: 2.8%
13,587	Citrix Systems, Inc.*	1,157,884
22,083	Wix.com Ltd.*	959,065
		2,116,949

Food Manufacturing: 0.8%
37,009	Dean Foods Co.	606,948

General Merchandise Stores: 3.2%
17,856	Big Lots, Inc.	852,624
21,367	Wal-Mart Stores, Inc.	1,540,988
		2,393,612

Health & Personal Care Stores: 0.9%
4,160	McKesson Corp.	693,680

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2016 (UNAUDITED) (CONTINUED)

Shares		Value

COMMON STOCKS: 89.3% (Continued)

Health Care Supplies: 1.3%
20,181	Baxter International, Inc.	$960,616

Insurance: 1.2%
31,491	Assured Guaranty Ltd.	873,875

Internet Information: 2.3%
2,174	Alphabet, Inc. - Class A*	1,748,026

Merchant Wholesalers: 2.1%
10,626	MSC Industrial Direct Co., Inc. - Class A	780,054
11,630	Reliance Steel & Aluminum Co.	837,709
		1,617,763

Metal Manufacturing: 2.1%
48,015	Commercial Metals Co.	777,363
5,583	Snap-on, Inc.	848,392
		1,625,755

Mining: 2.9%
80,100	Barrick Gold Corp.	1,419,372
41,730	Pan American Silver Corp.	735,283
		2,154,655

Miscellaneous Manufacturing: 3.0%
32,319	Boston Scientific Corp.*	769,192
17,783	Orthofix International NV*	760,579
4,323	Teleflex, Inc.	726,480
		2,256,251

Oil & Gas: 5.6%
13,912	Apache Corp.	888,559
15,471	Chevron Corp.	1,592,275
10,476	Murphy USA, Inc.*	747,568
22,323	Newfield Exploration Co.*	970,158
		4,198,560

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2016 (UNAUDITED) (CONTINUED)

Shares		Value

COMMON STOCKS: 89.3% (Continued)

Professional, Scientific & Technical Services: 2.2%
11,685	Insperity, Inc.	$848,799
10,360	VeriSign, Inc.*	810,566
		1,659,365

Publishing Industries: 3.0%
6,936	Intuit, Inc.	763,029
13,205	Manhattan Associates, Inc.*	760,872
27,701	Quad/Graphics, Inc.	740,171
		2,264,072

Retail Trade: 4.2%
30,734	Aaron’s, Inc.	781,258
2,014	Amazon.com, Inc.*	1,686,343
17,705	HSN, Inc.	704,659
		3,172,260

Securities & Financial Services: 3.1%
4,372	MarketAxess Holdings, Inc.	723,960
11,158	Nasdaq, Inc.	753,611
11,418	ORIX Corp. - ADR	846,759
		2,324,330

Specialty Trade Contractors: 1.1%
24,012	Installed Building Products, Inc.*	861,310

Telecommunications: 4.6%
112,002	KT Corp. - ADR	1,797,632
35,990	Nippon Telegraph & Telephone Corp. - ADR	1,648,702
		3,446,334

Transportation Equipment Manufacturing: 6.7%
9,095	Curtiss-Wright Corp.	828,645
11,705	Lear Corp.	1,418,880
23,881	Thor Industries, Inc.	2,022,721
10,606	Visteon Corp.	760,026
		5,030,272

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2016 (UNAUDITED) (CONTINUED)

Shares		Value

COMMON STOCKS: 89.3% (Continued)

Utilities: 2.2%
30,892	Korea Electric Power Corp. - ADR	$753,147
15,684	Northwest Natural Gas Co.	942,765
		1,695,912

Wood Manufacturing: 1.0%
40,307	Louisiana Pacific Corp.*	758,981

TOTAL COMMON STOCKS
(Cost $63,577,597)		67,400,974

REAL ESTATE INVESTMENT TRUSTS: 2.1%
9,963	CoreSite Realty Corp.	737,660
16,897	Highwoods Properties, Inc.	880,672
		1,618,332

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $1,550,244)		1,618,332

EXCHANGE-TRADED FUNDS: 6.0%
52,994	iShares 1-3 Year Treasury Bond ETF	4,506,610

TOTAL EXCHANGE-TRADED FUNDS
(Cost $4,510,298)		4,506,610

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2016 (UNAUDITED) (CONTINUED)

Shares		Value

SHORT-TERM INVESTMENTS: 2.5%

Money Market Funds: 2.5%
1,905,053	Fidelity Institutional Money
	Market Fund - Government
	Portfolio, 0.270%**	$1,905,053

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,905,053)		1,905,053

TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $71,543,192)		75,430,969
Other Assets in Excess of Liabilities: 0.1%		54,805
TOTAL NET ASSETS: 100.0%		$75,485,774

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
*	Non-income producing security.
**	Seven-day yield as of September 30, 2016.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
AT SEPTEMBER 30, 2016 (UNAUDITED)

ASSETS
Investments in securities, at value
(Cost $71,543,192)	$75,430,969
Receivables:
Investment securities sold	1,727,332
Dividends and interest	60,272
Fund shares sold	15,869
Prepaid expenses	15,640
Total assets	77,250,082

LIABILITIES
Payables:
Investment securities purchased	1,527,231
Fund shares redeemed	79,772
Investment advisory fees, net	45,816
Transfer agent fees	19,487
Administration fees	15,828
Fund accounting fees	7,085
Trustee fees	3,352
Chief Compliance Officer fees	1,522
Custody fees	1,471
Other accrued expenses	62,744
Total liabilities	1,764,308
NET ASSETS	$75,485,774

COMPONENTS OF NET ASSETS
Paid-in capital	$70,553,474
Accumulated net investment loss	(26,977)
Undistributed net realized gain on investments	1,071,500
Net unrealized appreciation on investments	3,887,777
Net assets	$75,485,774

COMPUTATION OF NET ASSET VALUE
Net assets	$75,485,774
Shares issued and outstanding (unlimited
number of shares authorized without par value)	5,428,385
Net asset value, offering and redemption price per share	$13.91

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $3,162)	$507,524
Interest	6,747
Total investment income	514,271

EXPENSES
Investment advisory fees	389,387
Distribution fees	97,347
Transfer agent fees	47,953
Administration fees	33,599
Fund accounting fees	20,026
Registration fees	12,350
Audit fees	11,355
Reports to shareholders	8,710
Miscellaneous expense	7,107
Trustee fees	6,555
Legal fees	4,597
Chief Compliance Officer fees	4,522
Custody fees	3,537
Insurance expense	1,312
Total expenses	648,357
Less: fees waived	(107,109)
Net expenses	541,248
Net investment loss	(26,977)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,994,615
Change in net unrealized appreciation/depreciation
on investments	407,549
Net realized and unrealized gain on investments	2,402,164
Net increase in net assets
resulting from operations	$2,375,187

The accompanying notes are an integral part of these financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2016	Year Ended
	Unaudited)	March 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(26,977)	$658,930
Net realized gain (loss) on investments
and foreign currency transactions	1,994,615	(923,417)
Change in net unrealized appreciation/
depreciation on investments	407,549	(5,249,749)
Change in net unrealized appreciation/
depreciation on foreign
currency translation	—	43
Net increase (decrease) in net
assets resulting from operations	2,375,187	(5,514,193)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	—	(142,962)
Net realized gain	—	(1,296,338)
Total distributions to shareholders	—	(1,439,300)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares(a)	(6,459,598)	(41,879,340)
Total decrease in net assets	(4,084,411)	(48,832,833)

NET ASSETS
Beginning of period/year	79,570,185	128,403,018
End of period/year	$75,485,774	$79,570,185
Accumulated net investment loss	$(26,977)	$—

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2016		Year Ended
	(Unaudited)		March 31, 2016
	Shares	Value	Shares	Value
Shares sold	446,195	$6,069,508	1,607,852	$22,369,462
Shares issued in
reinvestment of
distributions	—	—	99,741	1,361,458
Shares redeemed(b)	(919,966)	(12,529,106)	(4,854,969)	(65,610,260)
Net decrease	(473,771)	$(6,459,598)	(3,147,376)	$(41,879,340)

(b)	Net of redemption fees of $1,160 and $3,492, respectively.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD/YEAR

	Six Months Ended
	September 30,		Year Ended March 31,
	2016
	(Unaudited)		2016	2015	2014		2013	2012
Net asset value,
beginning of
period/year	$13.48		$14.19	$13.95	$13.99		$12.14	$12.59

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)	0.00	(1)*	0.09 (1)	0.03 (1)	(0.06	)(1)	0.01	(0.12)
Net realized and
unrealized gain
(loss) on investments	0.43		(0.61)	1.07	2.57		1.84	(0.34)
Total from
investment operations	0.43		(0.52)	1.10	2.51		1.85	(0.46)

LESS DISTRIBUTIONS:
Net investment income	—		(0.02)	—	0.00	*	—	—
Realized gains	—		(0.17)	(0.86)	(2.55)		—	—
Total distributions	—		(0.19)	(0.86)	(2.55)		—	—
Paid in capital from
redemption fees (Note 2)	0.00	*	0.00 *	0.00 *	0.00	*	0.00 *	0.01
Net asset value,
end of period/year	$13.91		$13.48	$14.19	$13.95		$13.99	$12.14
Total return	3.19	%^	(3.66%)	7.99%	18.96%		15.24%	(3.57%)

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$75.5		$79.6	$128.4	$104.6		$71.4	$57.1
Portfolio turnover rate	124	%^	277%	224%	269%		253%	332%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.67	%+	1.61%	1.59%	1.61%		1.72%	1.70%
After fees waived and
expenses absorbed	1.39	%+	1.39%	1.39%	1.58%		1.70%	1.70%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(0.35	%)+	0.40%	0.01%	(0.45%)		0.03%	(0.77%)
After fees waived and
expenses absorbed	(0.07	%)+	0.62%	0.21%	(0.42%)		0.05%	(0.77%)

(1)	Net investment income per share calculated using the average shares outstanding method.
*	Does not round to $0.01 per share.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2016 (UNAUDITED)

NOTE 1 –	ORGANIZATION

The CAN SLIM® Select Growth Fund (the “Fund”), is a diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies.” The Fund commenced operations on September 26, 2005.

The investment objective of the Fund is long-term capital appreciation.

NOTE 2 –	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REIT’s”), Business Development Companies (“BDC’s”) and Master Limited Partnerships (“MLP’s”), that are traded on U.S. national or foreign securities exchanges, are valued at either the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REIT’s, BDC’s and MLP’s, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2016 (UNAUDITED) (CONTINUED)

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis.

U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets,

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2016 (UNAUDITED) (CONTINUED)

and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the six months ended September 30, 2016. See the Schedule of Investments for the industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks	$67,400,974	$—	$—	$67,400,974
Real Estate
Investment Trusts	1,618,332	—	—	1,618,332
Exchange-
Traded Funds	4,506,610	—	—	4,506,610
Short-Term
Investments	1,905,053	—	—	1,905,053
Total Investments
in Securities	$75,430,969	$—	$—	$75,430,969

It is the Fund’s policy to recognize transfers between levels at the end of the Fund’s reporting period.

The Fund did not record any transfers into or out of Levels 1 or 2 for the six months ended September 30, 2016.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2016 (UNAUDITED) (CONTINUED)

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of March 31, 2016, the Fund had short-term capital loss carryovers of $770,127, with unlimited expiration.

As of March 31, 2016, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REIT’s generally are comprised of ordinary income, capital gains and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2016 (UNAUDITED) (CONTINUED)

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (the “NYSE”) is closed for trading. The offering and redemption price per share is equal to the Fund’s NAV per share. The Fund charges a 2.00% redemption fee on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retains the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there are no subsequent events that would need to be disclosed in the Fund’s Financial Statements.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 3 –	COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

NorthCoast Asset Management, LLC (the “Adviser”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Adviser furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. The amount of investment advisory fees incurred by the Fund for the six months ended September 30, 2016, is disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any monthly waiver or reimbursement discussed below.

The Adviser has contractually agreed to limit the Fund’s annual ratio of expenses to 1.39% of the Fund’s average daily net assets. The contract’s term is indefinite and may be terminated only by the Board of Trustees. The amount of fees waived by the Adviser is disclosed in the Statement of Operations.

The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three fiscal years after payment. At September 30, 2016, the remaining cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund that may be reimbursed was $606,748. The Adviser may recapture a portion of the above amount no later than the dates as stated. Any recapture of a fee waived or expense reimbursed should occur prior to the end of the third fiscal year after the reimbursement was paid.

Date of Expiration	Amount
March 31, 2017	$31,661
March 31, 2018	233,679
March 31, 2019	234,299
March 31, 2020	107,109
Total	$606,748

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2016 (UNAUDITED) (CONTINUED)

The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board of Trustee’s review and approval.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly- owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator, fund accountant and transfer agent. In those capacities USBFS maintains the Fund’s book and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of USBFS. Fees paid by the Fund to USBFS for the services for the six months ended September 30, 2016, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. (the “Custodian”) serves as custodian to the Fund. Both the Distributor and Custodian are affiliates of USBFS.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Adviser, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distribution Coordinator as compensation for distribution-related activities, not reimbursement for specific expenses incurred. For the six months ended September 30, 2016, fees paid by the Fund for distribution-related activities are disclosed in the Statement of Operations.

NOTE 4 –	PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2016, the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were $90,149,956 and $94,146,114, respectively.

There were no purchases or sales of U.S. Government obligations for the six months ended September 30, 2016.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 5 –	DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not make distributions during the six months ended September 30, 2016. The tax character of distributions paid during the year ended March 31, 2016 was as follows:

Distributions paid from:

Ordinary income	$1,439,300
Capital gains	—
Total	$1,439,300

Distribution classifications may differ from the statement of changes in net assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

As of March 31, 2016, the components of distributable earnings  on a tax basis were as follows:

Cost of investments	$75,423,459
Gross tax unrealized appreciation	4,540,911
Gross tax unrealized depreciation	(1,213,671)
Net tax unrealized appreciation	$3,327,240
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains/ (losses)	(770,127)
Total accumulated earnings/ (losses)	$2,557,113

At March 31, 2016, the difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales adjustments.

NOTE 6 –	CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. The maximum line of credit as of September 30, 2016 for the Fund was $6 million. During the six months ended September 30, 2016, the Fund did not utilize its line of credit. At September 30, 2016, the Fund did not have a loan payable balance.

CAN SLIM® SELECT GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED)

At a meeting held on August 8, 2016, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and NorthCoast Asset Management, LLC (the “Adviser”) for the CAN SLIM® Select Growth Fund (the “Fund”).  At this meeting and at a prior meeting held on May 23, 2016, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement.  The Trustees considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, and the Adviser’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss fund performance and investment outlook, as well as, various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel,

CAN SLIM® SELECT GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED) (CONTINUED)

resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
The Fund’s historical performance and the overall performance of the Adviser.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications and appropriate securities benchmarks.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing the Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.

The Board noted that the Fund outperformed the median of its peer group for the year-to-date, one-year, three-year, five-year and ten-year periods ended March 31, 2016.

The Board also noted that the Fund outperformed the Advisor’s other similarly managed accounts for the one-year, three-year and five-year periods ended March 31, 2016.  The Board noted that the Adviser represented that the difference in performance between the Fund and the similarly managed accounts was mainly attributable to the larger universe of eligible securities in which the Fund is permitted to invest, the fact that the Fund holds a larger minimum number of positions and the fact that there are different “trimming” thresholds between the Fund and the similarly managed accounts.

The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it underperformed its primary benchmark for the one-year, three-year, five-year and ten-year periods ended March 31, 2016.  As of the same time period, the Fund underperformed its secondary benchmark for the one-year and ten-year periods and outperformed for the three-year and five-year periods.

CAN SLIM® SELECT GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED) (CONTINUED)

3.
The costs of the services to be provided and the structure of the Adviser’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and similarly managed separate accounts for other types of clients advised by the Adviser, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into consideration the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 1.39% for the Fund (the “Expense Cap”).  The Board noted that the Fund’s advisory fee was higher than those of its peer group median and average, and the net expense ratio (less Rule 12b-1 fees) was higher than those of its peer group median and lower than those of its peer group average.  The Board concluded that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

The Trustees also took into consideration the services the Adviser provided to its similarly managed separate account clients comparing the fees charged for those management services to the fees charged to the Fund.  The Trustees noted that the fees charged to the Fund were generally lower than or comparable to the fees charged by the Adviser to its similarly managed separate accounts.

4.
Economies of Scale.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed its specified Expense Cap.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

CAN SLIM® SELECT GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED) (CONTINUED)

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Fund.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Fund.  The Board considered the profitability to the Adviser from its relationship with the Fund and considered any additional benefits derived by the Adviser from its relationship with the Fund, particularly the Rule 12b-1 fees paid to the Adviser.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Fund and determined that the Adviser was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the Fund’s advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

CAN SLIM® SELECT GROWTH FUND

INFORMATION ABOUT PROXY VOTING
(UNAUDITED)

A description of the polici es and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge by calling (800) 558-9105. Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available upon request without charge by calling (800) 558-9105. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Form N-Q is available upon request without charge by calling (800) 558-9105. Furthermore, you can obtain the Form N-Q on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE FUND’S TRUSTEES
(UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 558-9105. Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Fund’s web site at www.northcoastam.com.

CAN SLIM® SELECT GROWTH FUND

INFORMATION ABOUT HOUSEHOLDING
(UNAUDITED)

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 558-9105 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

CAN SLIM® SELECT GROWTH FUND

PRIVACY NOTICE
(UNAUDITED)

The Fund collects non-public personal information about you from the following sources:

•   Information we receive about you on applications or other forms;

•   Information you give us verbally; and/or

•   Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholder or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from the governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer,  bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
NorthCoast Asset Management, LLC
One Greenwich Office Park
Greenwich, CT 06831
www.northcoastam.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant
and Fund Administration
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 558-9105

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY 10103

_____________________________________________________________

CAN SLIM® Select Growth Fund
Symbol – CANGX
CUSIP – 742935448

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards
   Elaine E. Richards, President/Principal Executive Officer

Date    December 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Elaine E. Richards
   Elaine E. Richards, President/Principal Executive Officer

Date    December 2, 2016

By (Signature and Title)  /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date    December 2, 2016

* Print the name and title of each signing officer under his or her signature.